Financial Risk Review - Narrative (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Financial Risk Review [Abstract]
Percentage of sensitivity analysis			10.00%
Increase (decrease) in Interest expense	$ 125,000	$ 131,334	$ 383,156	$ 383,299